Subsidiaries - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Disclosure of subsidiaries [Line Items]
Revenue	$ 229,968	$ 7,013	$ 223,199	$ 216,739
Net income	$ 38,508	$ 1,174	$ 38,061	$ 37,869
International Integrated Systems, Inc. ("IISI") [Member]
Disclosure of subsidiaries [Line Items]
Equity ownership percentage	49.64%	49.64%	51.00%
Chunghwa Leading Photonics Tech Co., Ltd. ("CLPT") [Member]
Disclosure of subsidiaries [Line Items]
Equity ownership percentage	69.87%	69.87%	74.56%
Chunghwa Telecom Co., Ltd. and Chunghwa Investment Co., Ltd. [Member] | CHIEF Telecom Inc. (CHIEF) [Member]
Disclosure of subsidiaries [Line Items]
Equity ownership percentage	58.57%	58.57%	58.63%